Fair Value - Summary of fair value measurement of assets (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Initial balance as of January 1	S/ 15,745,687
Balance as of December 31	16,908,064	S/ 15,745,687
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Initial balance as of January 1	407,957	261,737
Purchases	222,098	151,231
Sales	(150,575)	(61,328)
Total gain recognized on the consolidated statement of income	7,872	56,317
Balance as of December 31	S/ 487,352	S/ 407,957